CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenue	$ 119,605	$ 47,225	$ 68,431	$ 30,850
Cost of revenue	35,222	13,371	20,269	8,312
Gross profit	84,383	33,854	48,162	22,538
Operating expenses:
Research and development	37,079	16,485	24,861	12,028
Sales and marketing	56,644	24,392	36,433	16,502
General and administrative	41,998	14,848	23,063	11,050
Change in fair value of contingent consideration	1,011	0	(1,200)	0
Total operating expenses	136,732	55,725	83,157	39,580
Loss from operations	(52,349)	(21,871)	(34,995)	(17,042)
Other income, net	2,056	970	1,641	123
Loss before provision for income taxes	(50,293)	(20,901)	(33,354)	(16,919)
Provision for (benefit from) income taxes	(1,377)	21	28	(61)
Net loss	(48,916)	(20,922)	(33,382)	(16,858)
Accretion of redeemable convertible preferred stock	(96)	(119)	(162)	(143)
Net loss attributable to common stockholders	$ (49,012)	$ (21,041)	$ (33,544)	$ (17,001)
Net loss per share attributable to common stockholders, basic and diluted (in dollars per share)	$ (1.34)	$ (1.29)	$ (2.02)	$ (1.18)
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic and diluted (in shares)	36,636	16,328	16,573	14,442